Income Tax Benefit/Expense (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Income (Loss) Before Income Taxes

Income (loss) before income taxes is summarized below:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in Thousands)
United States	$52,422	$(61,434)	$1,865
Foreign	18,555	(3,978)	9,640

	$70,977	$(65,412)	$11,505

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in Thousands)
Current:
United States:
Federal	$7,791	$17,168	$(273)
State	733	1,264	184
Foreign	9,518	15,176	27,610
Deferred:
United States:
Federal	15,612	(46,694)	(3,981)
State	4,296	1,864	1,459
Foreign	(4,071)	(3,545)	1,214

	$33,879	$(14,767)	$26,213

Schedule of Income Tax Reconciliation from Federal Income Tax Statutory Rate

Total income tax expense differs from the amount computed by multiplying income before income taxes by the U.S. federal income tax statutory rate. The reasons for this difference are as follows:

	Year Ended December 31,
	2012		2011		2010
	(Dollars in Thousands)
	Amount	% of Pre-Tax Income	Amount	% of Pre-Tax Income	Amount	% of Pre-Tax Income
Computed Expected Tax Expense	$24,842	35%	$(22,894)	35%	$4,027	35%
Foreign Taxes	13,428	19%	15,644	-24%	18,951	165%
Tax Effect Different From Statutory Rates	(8,080)	-11%	(1,571)	2%	(7,996)	-70%
State Taxes, net of federal benefit	4,757	7%	2,689	-4%	1,579	14%
Foreign Tax Credits	(1,867)	-3%	(14,595)	22%	(15,442)	-134%
Kazakhstan Tax Settlement	—	0%	(536)	1%	13,304	116%
Mexico Tax Settlement	—	0%	—	0%	1,022	9%
Change in Valuation Allowance	(1,662)	-2%	2,542	-4%	506	4%
Uncertain Tax Positions	(6,814)	-10%	1,348	-2%	983	9%
Permanent Differences	5,477	8%	6,356	-10%	6,003	52%
Prior Year Return to Provision Adjustments	2,948	4%	835	-1%	1,775	15%
Other	850	1%	899	-1%	1,501	13%
Unremitted Foreign Earnings-Current Year Adjustment	—	0%	(5,484)	8%	—	0%

Actual Tax Expense	$33,879	48%	$(14,767)	22%	$26,213	228%

Components of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2012 and 2011 are shown below:

	December 31,
	2012	2011
	(Dollars in Thousands)
Deferred tax assets
Current deferred tax assets:
Reserves established against realization of certain assets	$1,634	$3,284
Accruals	6,747	3,065
Other	361	301

Gross current deferred tax assets	8,742	6,650
Valuation allowance	—	—

Current deferred tax assets	8,742	6,650

Non-current deferred tax assets:
Federal net operating loss carryforwards	—	361
State net operating loss carryforwards	3,095	6,393
Other state deferred tax asset, net	914	656
Foreign Tax Credits	25,977	28,146
Note Hedge Interest	—	1,318
Uncertain tax positions	8,015	8,188
Foreign tax	5,838	9,824
Impairment of long-lived assets	56,190	59,500
Other	71	392

Gross long-term deferred tax assets	100,100	114,778
Valuation Allowance	(4,805)	(6,467)

Non-current deferred tax assets, net of valuation allowance	95,295	108,311

Net deferred tax assets	104,037	114,961

Deferred tax liabilities:
Non-current deferred tax liabilities:
Property, Plant and equipment	(19,139)	(8,986)
Accruals	(1,066)	—
Foreign tax	—	(6,379)
Convertible Debt	—	(31)
Deferred compensation	2,001	1,243
Other state deferred tax liability, net	(2,643)
Other	—	(630)

Gross non-current deferred tax liabilities	(20,847)	(15,934)

Net deferred tax asset	$83,190	$99,027

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In Thousands
Balance at January 1, 2012	$(15,492)
Additions based on tax positions taken during a prior period	(1,495)
Reductions based on tax positions taken during a prior period	4,102
Reductions related to a lapse of applicable statute of limitations	2,855

Balance at December 31, 2012	$(10,030)

Open Tax Years by Major Tax Jurisdiction

In many cases, our uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes the open tax years, by major tax jurisdiction, as of December 31, 2012:

Colombia	2008-present
Kazakhstan	2007-present
Mexico	2007-present
Papua New Guinea	2010-present
Russia	2009-present
United States — Federal	2011-present